Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Earnings Per Share Basic [Line Items]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations
	Earnings	Shares	Per share
For the year ended December 31, 2019	(numerator)	(denominator)	amount
Net earnings	$439.1
Less preferred share dividends:
Series D	(14.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Earnings attributable to common shareholders	$368.0	214,499,000	$1.72
Effect of dilutive securities:
Share-based compensation	—	471,000
New Warrants	—	4,902,000
Diluted EPS:
Earnings attributable to common shareholders	$368.0	219,872,000	$1.67

	Earnings	Shares	Per share
For the year ended December 31, 2018	(numerator)	(denominator)	amount
Net earnings	$278.8
Less preferred share dividends:
Series D	(14.6)
Series E	(11.2)
Series F	(8.3)
Series G	(16.0)
Series H	(17.8)
Series I	(3.4)
Basic EPS:
Earnings attributable to common shareholders	$207.5	154,848,000	$1.34
Effect of dilutive securities:
Share-based compensation		91,000
2018 Warrants and New Warrants	—	3,129,000
Diluted EPS(1):
Earnings attributable to common shareholders(1)	$207.5	158,068,000	$1.31

	Earnings	Shares	Per share
For the year ended December 31, 2017	(numerator)	(denominator)	amount
Net earnings	$175.2
Less preferred share dividends:
Series D	(9.9)
Series E	(11.1)
Series F	(9.7)
Series G	(16.0)
Series H	(17.7)
Basic EPS:
Loss attributable to common shareholders	$110.8	117,524,000	$0.94
Effect of dilutive securities:
Share-based compensation	—	81,400
Diluted EPS(1):
Earnings attributable to common shareholders(1)	$110.8	117,605,400	$0.94

(1)	The convertible Series F preferred shares are not included in the computation of diluted EPS when their effects are anti-dilutive.